            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT
                          OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549
                   Report for the Period Ended June 30, 2000

--------------------------------------------------------------------------------

                      If amended report check here: [  ]

Name of Institutional Investment Manager:
Westchester Capital Management, Inc.            13F File No.:
--------------------------------------------------------------------------------
Business Address:
100 Summit Lake Drive   Valhalla    New York    10595
--------------------------------------------------------------------------------
        Street          City        State       Zip

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Frederick W. Green, (914) 741-5600, President
--------------------------------------------------------------------------------
ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff (a).
--------------------------------------------------------------------------------

            The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

            Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York as of the 13th day of July, 2000.

                                      Westchester Capital Management, Inc.
                                      ----------------------------------------
                                      (Name of Institutional Investment
                                      Manager)

                                      /s/Frederick W. Green
                                      ----------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report). (List in alphabetical order.)

            13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                           13F File No.
-------------------------------------------------------------------------------------
1.
-------------------------------------------------------------------------------------
2.
-------------------------------------------------------------------------------------
3.
-------------------------------------------------------------------------------------
4.
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

FORM 13F
WESTCHESTER CAPITAL MANAGEMENT, INC.
June 30, 2000


Item 1                                                                 Item 2                 Item 3                   Item 4
Name of Issuer                                                     Title of Class              CUSIP              Fair Market Value
EQUITIES
COMMON STOCK
Alcoa Inc.                                                           COMMON STOCK             013817101                1,228,440
ADC Telecommunications Inc.                                          COMMON STOCK             000886101                6,708,322
ADC Telecommunications Inc.                                          COMMON STOCK             000886101               15,984,562
AEGON N.V. ADR                                                       COMMON STOCK             007924103                  584,250
AEGON N.V. ordinary                                                  COMMON STOCK               5462304                1,416,522
AMFM Inc.                                                            COMMON STOCK             001693100                3,450,000
AMFM Inc.                                                            COMMON STOCK             001693100                6,900,000
Akamai Technologies,Inc.                                             COMMON STOCK             00971T101                  736,153
Alcatel SA  ADR                                                      COMMON STOCK             013904305                4,379,224
The Allstate Corporation                                             COMMON STOCK             020002101                  476,150
America Online, Inc.                                                 COMMON STOCK             02364J104                  474,750
Active Software, Inc.                                                COMMON STOCK             00504E100                3,418,250
Architel Systems Corporation                                         COMMON STOCK             039917109                8,038,636
Architel Systems Corporation                                         COMMON STOCK             039917109               21,474,239
Burr-Brown Corporation                                               COMMON STOCK             122574106                3,502,175
Burr-Brown Corporation                                               COMMON STOCK             122574106                5,114,562
Summit Technology, Inc.                                              COMMON STOCK             86627E101                3,775,000
Summit Technology, Inc.                                              COMMON STOCK             86627E101               12,268,750
Bestfoods                                                            COMMON STOCK             08658U101               12,361,125
Bestfoods                                                            COMMON STOCK             08658U101               40,649,750
Bush Boake Allen, Inc.                                               COMMON STOCK             123162109                2,340,625
BP Amoco plc ADR                                                     COMMON STOCK             055622104                2,875,637
Burlington Resources, Inc.                                           COMMON STOCK             122014103                  803,250
Bradley Real Estate, Inc.                                            COMMON STOCK             104580105                4,742,031
Bradley Real Estate, Inc.                                            COMMON STOCK             104580105                8,294,825
American National Can Group, Inc.                                    COMMON STOCK             027714104                7,249,500
American National Can Group, Inc.                                    COMMON STOCK             027714104               20,737,282
Cadence Design Systems, Inc.                                         COMMON STOCK             127387108                1,438,475
Consolidated Papers, Inc.                                            COMMON STOCK             209759109                9,235,687
Consolidated Papers, Inc.                                            COMMON STOCK             209759109               25,838,719
Columbia Energy Group                                                COMMON STOCK             197648108                8,833,125
Columbia Energy Group                                                COMMON STOCK             197648108               27,897,187
Comcast Corporation Special Class A                                  COMMON STOCK             200300200                3,129,840
CMGI, Inc.                                                           COMMON STOCK             125750109                1,037,012
3Com Corporation                                                     COMMON STOCK             885535104                7,203,125
Cisco Systems, Inc.                                                  COMMON STOCK             17275R102                4,781,171
Dominion Resources, Inc.                                             COMMON STOCK             25746U109                1,031,572
DoubleClick, Inc.                                                    COMMON STOCK             258609304                  160,125
Dime Bancorp, Inc.                                                   COMMON STOCK             25429Q102                  598,500

Central Newspapers, Inc.                                             COMMON STOCK             154647101                4,168,175
Central Newspapers, Inc.                                             COMMON STOCK             154647101               11,296,450
EMC Corporation                                                      COMMON STOCK             268648102                2,404,297
Flextronics International Ltd.                                       COMMON STOCK               2353058                2,740,631
Sprint Corporation                                                   COMMON STOCK             852061100                2,550,000
Financial Security Assurance Holdings Ltd                            COMMON STOCK             31769P100                7,784,775
Financial Security Assurance Holdings Ltd                            COMMON STOCK             31769P100               25,509,175
First Security Corporation                                           COMMON STOCK             336294103                6,092,275
First Security Corporation                                           COMMON STOCK             336294103               16,566,594
Global Crossing Ltd.                                                 COMMON STOCK               2285065                1,364,540
General Dynamics Corporation                                         COMMON STOCK             369550108                  261,250
General Electric Company                                             COMMON STOCK             369604103                1,258,008
General Motors Corporation                                           COMMON STOCK             370442105                1,642,878
General Motors Corporation                                           COMMON STOCK             370442105                2,878,971
General Motors Corporation - Class H                                 COMMON STOCK             370442832                6,480,776
Harmonic, Inc.                                                       COMMON STOCK             413160102                  188,026
Honeywell International Inc.                                         COMMON STOCK             438516106                   63,198
Hannaford Bros. Co.                                                  COMMON STOCK             410550107                5,354,687
Hannaford Bros. Co.                                                  COMMON STOCK             410550107               15,445,937
International Home Foods, Inc.                                       COMMON STOCK             459655106                6,004,875
International Home Foods, Inc.                                       COMMON STOCK             459655106               15,491,656
Infinity Broadcasting Corporation                                    COMMON STOCK             45662S102                  683,203
Intel Corporation                                                    COMMON STOCK             458140100                  574,856
Illinois Tool Works, Inc.                                            COMMON STOCK             452308109                1,943,757
i2 Technologies, Inc.                                                COMMON STOCK             465754109                1,777,729
JDS Uniphase Corporation                                             COMMON STOCK             46612J101                4,311,664
Johnson & Johnson                                                    COMMON STOCK             478160104                1,952,842
Justin Industries, Inc.                                              COMMON STOCK             482171105                1,793,750
Kimberly-Clark Corporation                                           COMMON STOCK             494368103                1,095,862
Lycos, Inc.                                                          COMMON STOCK             550818108                4,050,000
Lilly Industries, Inc.                                               COMMON STOCK             532491107                4,058,437
Lilly Industries, Inc.                                               COMMON STOCK             532491107               10,693,231
AT&T - Liberty Media Group                                           COMMON STOCK             001957208                  669,300
Lucent Technologies, Inc.                                            COMMON STOCK             549463107                1,630,441
McLeodUSA Incorporated                                               COMMON STOCK             582266102                   29,852
MCN Energy Group, Inc.                                               COMMON STOCK             55267J100                5,335,200
MCN Energy Group, Inc.                                               COMMON STOCK             55267J100               19,213,987
MedQuist Inc.                                                        COMMON STOCK             584949101                6,624,033
MedQuist Inc.                                                        COMMON STOCK             584949101               19,100,367
Mallinckrodt Inc.                                                    COMMON STOCK             561232109                5,885,781
Mallinckrodt Inc.                                                    COMMON STOCK             561232109               20,676,250

Motorola, Inc.                                                       COMMON STOCK             620076109                2,306,109
Nabisco Holdings Corp.                                               COMMON STOCK             629526104                9,066,750
Nabisco Holdings Corp.                                               COMMON STOCK             629526104               21,278,250
Nvest, L.P.                                                          COMMON STOCK             67065F107                4,075,350
Nvest, L.P.                                                          COMMON STOCK             67065F107                8,317,350
Nabisco Group Holdings Corp.                                         COMMON STOCK             62952P102                1,377,281
Nabisco Group Holdings Corp.                                         COMMON STOCK             62952P102                4,653,187
Nortel Networks Corporation (BCE)                                    COMMON STOCK             656568102                2,431,065
NEXTLINK Communications, Inc.                                        COMMON STOCK             65333H707                1,864,818
Pfizer, Inc.                                                         COMMON STOCK             717081103                3,337,200
Qwest Communications Int'l, Inc.                                     COMMON STOCK             749121109                  416,431
ReliaStar Financial Corp.                                            COMMON STOCK             75952U103               11,069,556
ReliaStar Financial Corp.                                            COMMON STOCK             75952U103               36,035,050
Sanmina Corporation                                                  COMMON STOCK             800907107                2,248,650
The Charles Schwab Corporation                                       COMMON STOCK             808513105                1,934,278
Seagate Technology, Inc.                                             COMMON STOCK             811804103                7,166,500
Seagate Technology, Inc.                                             COMMON STOCK             811804103               24,788,500
SFX Entertainment, Inc.                                              COMMON STOCK             784178105                1,912,187
Shire Pharmaceuticals Group plc ADR                                  COMMON STOCK             82481R106                2,838,931
Shared Medical Systems Corporation                                   COMMON STOCK             819486101                6,418,500
Shared Medical Systems Corporation                                   COMMON STOCK             819486101               20,933,062
Stora Enso Oyj Series R ordinary                                     COMMON STOCK               5072673                1,067,929
Stora Enso Oyj Series R ordinary                                     COMMON STOCK               5072673                3,035,981
Syratech Corporation                                                 COMMON STOCK             871824108                  367,770
Telefonica de Argentina S.A.                                         COMMON STOCK             879378206                9,364,476
Telefonica de Argentina S.A.                                         COMMON STOCK             879378206               28,183,793
Teleglobe, Inc.                                                      COMMON STOCK             87941V100                  526,562
TeleCorp PCS, Inc.                                                   COMMON STOCK             879299105                1,225,500
Trimark Financial Corporation                                        COMMON STOCK             89621H104                4,723,602
Trimark Financial Corporation                                        COMMON STOCK             89621H104               14,087,235
Tritel, Inc.                                                         COMMON STOCK             89675X104                3,281,953
United Asset Management Corporation                                  COMMON STOCK             909420101                7,447,275
United Asset Management Corporation                                  COMMON STOCK             909420101               21,219,825
Union Carbide Corporation                                            COMMON STOCK             905581104                7,316,100
Union Carbide Corporation                                            COMMON STOCK             905581104               21,829,500
MediaOne Group, Inc.                                                 COMMON STOCK             58440J104               17,960,400
MediaOne Group, Inc.                                                 COMMON STOCK             58440J104               44,708,092
Union Pacific Resources Group, Inc.                                  COMMON STOCK             907834105                6,575,800
Union Pacific Resources Group, Inc.                                  COMMON STOCK             907834105               18,466,800
US WEST, Inc.                                                        COMMON STOCK             91273H101               12,999,700
US WEST, Inc.                                                        COMMON STOCK             91273H101               37,935,800

Viacom, Inc. Class B                                                 COMMON STOCK             925524308                2,275,280
The Seagram Company Ltd.                                             COMMON STOCK             811850106                6,032,000
Vastar Resources, Inc.                                               COMMON STOCK             922380100                7,539,075
Vastar Resources, Inc.                                               COMMON STOCK             922380100                8,212,500
Verio Inc.                                                           COMMON STOCK             923433106               14,631,230
Verio Inc.                                                           COMMON STOCK             923433106               40,048,622
VoiceStream Wireless Corporation                                     COMMON STOCK             928615103                2,466,075
Verizon Communications                                               COMMON STOCK             92343V104                3,099,562
Verizon Communications                                               COMMON STOCK             92343V104                5,523,420
webMethods, Inc.                                                     COMMON STOCK             94768C108                2,656,469
Wynn's International, Inc.                                           COMMON STOCK             983195108                2,470,669
Wynn's International, Inc.                                           COMMON STOCK             983195108                8,181,112
WestPoint Stevens Inc.                                               COMMON STOCK             961238102                  556,250
Yahoo! Inc.                                                          COMMON STOCK             984332106                5,016,194
Young & Rubicam Inc.                                                 COMMON STOCK             987425105                7,005,469
Young & Rubicam Inc.                                                 COMMON STOCK             987425105               21,496,781
Ziff-Davis, Inc.                                                     COMMON STOCK             989511100                2,970,450
Ziff-Davis, Inc.                                                     COMMON STOCK             989511100                8,293,914
Ziff-Davis, Inc. ZDNet                                               COMMON STOCK             989511209                  330,750

FIXED INCOME
CORPORATE BONDS
Dictaphone Corp. callable                                         CORPORATE BONDS             253579AA4                2,628,020
11.750% due 08-01-05

GRAND TOTAL                                                                                                       $1,116,478,422

                                                            Item 5                 Item 6                                 Item 8
Item 1                                                    Shares or              Investment              Item 7           Voting
Name of Issuer                                         Principal Amount          Discretion             Managers        Authority
EQUITIES
COMMON STOCK
Alcoa Inc.                                                   42,360              (b) Shared                              (a) Sole
ADC Telecommunications Inc.                                  79,980              (b) Shared                              (a) Sole
ADC Telecommunications Inc.                                 190,576              (a) Sole                                (a) Sole
AEGON N.V. ADR                                               16,400              (b) Shared                              (a) Sole
AEGON N.V. ordinary                                          39,800              (b) Shared                              (a) Sole
AMFM Inc.                                                    50,000              (b) Shared                              (a) Sole
AMFM Inc.                                                   100,000              (a) Sole                                (a) Sole
Akamai Technologies,Inc.                                      6,200              (b) Shared                              (a) Sole
Alcatel SA  ADR                                              65,853              (b) Shared                              (a) Sole
The Allstate Corporation                                     21,400              (b) Shared                              (a) Sole
America Online, Inc.                                          9,000              (b) Shared                              (a) Sole
Active Software, Inc.                                        44,000              (b) Shared                              (a) Sole
Architel Systems Corporation                                305,975              (b) Shared                              (a) Sole
Architel Systems Corporation                                817,375              (a) Sole                                (a) Sole
Burr-Brown Corporation                                       40,400              (b) Shared                              (a) Sole
Burr-Brown Corporation                                       59,000              (a) Sole                                (a) Sole
Summit Technology, Inc.                                     200,000              (b) Shared                              (a) Sole
Summit Technology, Inc.                                     650,000              (a) Sole                                (a) Sole
Bestfoods                                                   178,500              (b) Shared                              (a) Sole
Bestfoods                                                   587,000              (a) Sole                                (a) Sole
Bush Boake Allen, Inc.                                       53,500              (b) Shared                              (a) Sole
BP Amoco plc ADR                                             50,840              (b) Shared                              (a) Sole
Burlington Resources, Inc.                                   21,000              (b) Shared                              (a) Sole
Bradley Real Estate, Inc.                                   222,500              (b) Shared                              (a) Sole
Bradley Real Estate, Inc.                                   389,200              (a) Sole                                (a) Sole
American National Can Group, Inc.                           429,600              (b) Shared                              (a) Sole
American National Can Group, Inc.                         1,228,876              (a) Sole                                (a) Sole
Cadence Design Systems, Inc.                                 70,600              (b) Shared                              (a) Sole
Consolidated Papers, Inc.                                   252,600              (b) Shared                              (a) Sole
Consolidated Papers, Inc.                                   706,700              (a) Sole                                (a) Sole
Columbia Energy Group                                       134,600              (b) Shared                              (a) Sole
Columbia Energy Group                                       425,100              (a) Sole                                (a) Sole
Comcast Corporation Special Class A                          77,280              (b) Shared                              (a) Sole
CMGI, Inc.                                                   22,636              (b) Shared                              (a) Sole
3Com Corporation                                            125,000              (b) Shared                              (a) Sole
Cisco Systems, Inc.                                          75,220              (b) Shared                              (a) Sole
Dominion Resources, Inc.                                     24,060              (b) Shared                              (a) Sole
DoubleClick, Inc.                                             4,200              (b) Shared                              (a) Sole
Dime Bancorp, Inc.                                           38,000              (b) Shared                              (a) Sole

Central Newspapers, Inc.                                     65,900              (b) Shared                              (a) Sole
Central Newspapers, Inc.                                    178,600              (a) Sole                                (a) Sole
EMC Corporation                                              31,250              (b) Shared                              (a) Sole
Flextronics International Ltd.                               39,900              (b) Shared                              (a) Sole
Sprint Corporation                                           50,000              (b) Shared                              (a) Sole
Financial Security Assurance Holdings Ltd                   102,600              (b) Shared                              (a) Sole
Financial Security Assurance Holdings Ltd                   336,200              (a) Sole                                (a) Sole
First Security Corporation                                  449,200              (b) Shared                              (a) Sole
First Security Corporation                                1,221,500              (a) Sole                                (a) Sole
Global Crossing Ltd.                                         51,859              (b) Shared                              (a) Sole
General Dynamics Corporation                                  5,000              (b) Shared                              (a) Sole
General Electric Company                                     23,736              (b) Shared                              (a) Sole
General Motors Corporation                                   28,295              (b) Shared                              (a) Sole
General Motors Corporation                                   49,584              (a) Sole                                (a) Sole
General Motors Corporation - Class H                         73,855              (b) Shared                              (a) Sole
Harmonic, Inc.                                                7,597              (b) Shared                              (a) Sole
Honeywell International Inc.                                  1,876              (b) Shared                              (a) Sole
Hannaford Bros. Co.                                          74,500              (b) Shared                              (a) Sole
Hannaford Bros. Co.                                         214,900              (a) Sole                                (a) Sole
International Home Foods, Inc.                              286,800              (b) Shared                              (a) Sole
International Home Foods, Inc.                              739,900              (a) Sole                                (a) Sole
Infinity Broadcasting Corporation                            18,750              (b) Shared                              (a) Sole
Intel Corporation                                             4,300              (b) Shared                              (a) Sole
Illinois Tool Works, Inc.                                    34,101              (b) Shared                              (a) Sole
i2 Technologies, Inc.                                        17,050              (b) Shared                              (a) Sole
JDS Uniphase Corporation                                     35,968              (b) Shared                              (a) Sole
Johnson & Johnson                                            19,169              (b) Shared                              (a) Sole
Justin Industries, Inc.                                      82,000              (b) Shared                              (a) Sole
Kimberly-Clark Corporation                                   19,100              (b) Shared                              (a) Sole
Lycos, Inc.                                                  75,000              (a) Sole                                (a) Sole
Lilly Industries, Inc.                                      135,000              (b) Shared                              (a) Sole
Lilly Industries, Inc.                                      355,700              (a) Sole                                (a) Sole
AT&T - Liberty Media Group                                   27,600              (b) Shared                              (a) Sole
Lucent Technologies, Inc.                                    27,518              (b) Shared                              (a) Sole
McLeodUSA Incorporated                                        1,443              (b) Shared                              (a) Sole
MCN Energy Group, Inc.                                      249,600              (b) Shared                              (a) Sole
MCN Energy Group, Inc.                                      898,900              (a) Sole                                (a) Sole
MedQuist Inc.                                               133,900              (b) Shared                              (a) Sole
MedQuist Inc.                                               386,100              (a) Sole                                (a) Sole
Mallinckrodt Inc.                                           135,500              (b) Shared                              (a) Sole
Mallinckrodt Inc.                                           476,000              (a) Sole                                (a) Sole

Motorola, Inc.                                               79,350              (b) Shared                              (a) Sole
Nabisco Holdings Corp.                                      172,700              (b) Shared                              (a) Sole
Nabisco Holdings Corp.                                      405,300              (a) Sole                                (a) Sole
Nvest, L.P.                                                 107,600              (b) Shared                              (a) Sole
Nvest, L.P.                                                 219,600              (a) Sole                                (a) Sole
Nabisco Group Holdings Corp.                                 53,100              (b) Shared                              (a) Sole
Nabisco Group Holdings Corp.                                179,400              (a) Sole                                (a) Sole
Nortel Networks Corporation (BCE)                            35,620              (b) Shared                              (a) Sole
NEXTLINK Communications, Inc.                                49,155              (b) Shared                              (a) Sole
Pfizer, Inc.                                                 69,525              (b) Shared                              (a) Sole
Qwest Communications Int'l, Inc.                              8,381              (b) Shared                              (a) Sole
ReliaStar Financial Corp.                                   211,100              (b) Shared                              (a) Sole
ReliaStar Financial Corp.                                   687,200              (a) Sole                                (a) Sole
Sanmina Corporation                                          26,300              (b) Shared                              (a) Sole
The Charles Schwab Corporation                               57,525              (b) Shared                              (a) Sole
Seagate Technology, Inc.                                    130,300              (b) Shared                              (a) Sole
Seagate Technology, Inc.                                    450,700              (a) Sole                                (a) Sole
SFX Entertainment, Inc.                                      42,200              (b) Shared                              (a) Sole
Shire Pharmaceuticals Group plc ADR                          55,259              (b) Shared                              (a) Sole
Shared Medical Systems Corporation                           88,000              (b) Shared                              (a) Sole
Shared Medical Systems Corporation                          287,000              (a) Sole                                (a) Sole
Stora Enso Oyj Series R ordinary                            117,100              (b) Shared                              (a) Sole
Stora Enso Oyj Series R ordinary                            332,900              (a) Sole                                (a) Sole
Syratech Corporation                                         73,554              (a) Sole                                (a) Sole
Telefonica de Argentina S.A.                                268,400              (b) Shared                              (a) Sole
Telefonica de Argentina S.A.                                807,790              (a) Sole                                (a) Sole
Teleglobe, Inc.                                              25,000              (b) Shared                              (a) Sole
TeleCorp PCS, Inc.                                           30,400              (b) Shared                              (a) Sole
Trimark Financial Corporation                               260,000              (b) Shared                              (a) Sole
Trimark Financial Corporation                               775,400              (a) Sole                                (a) Sole
Tritel, Inc.                                                110,550              (b) Shared                              (a) Sole
United Asset Management Corporation                         318,600              (b) Shared                              (a) Sole
United Asset Management Corporation                         907,800              (a) Sole                                (a) Sole
Union Carbide Corporation                                   147,800              (b) Shared                              (a) Sole
Union Carbide Corporation                                   441,000              (a) Sole                                (a) Sole
MediaOne Group, Inc.                                        270,000              (b) Shared                              (a) Sole
MediaOne Group, Inc.                                        672,100              (a) Sole                                (a) Sole
Union Pacific Resources Group, Inc.                         298,900              (b) Shared                              (a) Sole
Union Pacific Resources Group, Inc.                         839,400              (a) Sole                                (a) Sole
US WEST, Inc.                                               151,600              (b) Shared                              (a) Sole
US WEST, Inc.                                               442,400              (a) Sole                                (a) Sole

Viacom, Inc. Class B                                         33,368              (b) Shared                              (a) Sole
The Seagram Company Ltd.                                    104,000              (a) Sole                                (a) Sole
Vastar Resources, Inc.                                       91,800              (b) Shared                              (a) Sole
Vastar Resources, Inc.                                      100,000              (a) Sole                                (a) Sole
Verio Inc.                                                  263,700              (b) Shared                              (a) Sole
Verio Inc.                                                  721,800              (a) Sole                                (a) Sole
VoiceStream Wireless Corporation                             21,205              (b) Shared                              (a) Sole
Verizon Communications                                       61,000              (b) Shared                              (a) Sole
Verizon Communications                                      108,702              (a) Sole                                (a) Sole
webMethods, Inc.                                             16,900              (b) Shared                              (a) Sole
Wynn's International, Inc.                                  108,900              (b) Shared                              (a) Sole
Wynn's International, Inc.                                  360,600              (a) Sole                                (a) Sole
WestPoint Stevens Inc.                                       50,000              (a) Sole                                (a) Sole
Yahoo! Inc.                                                  40,494              (b) Shared                              (a) Sole
Young & Rubicam Inc.                                        122,500              (b) Shared                              (a) Sole
Young & Rubicam Inc.                                        375,900              (a) Sole                                (a) Sole
Ziff-Davis, Inc.                                            330,050              (b) Shared                              (a) Sole
Ziff-Davis, Inc.                                            921,546              (a) Sole                                (a) Sole
Ziff-Davis, Inc. ZDNet                                       36,750              (b) Shared                              (a) Sole

FIXED INCOME
CORPORATE BONDS
Dictaphone Corp. callable                                 2,602,000              (b) Shared             (a) Sole
11.750% due 08-01-05


GRAND TOTAL
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